Derivative Instruments and Hedging Activities (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative, Collateral, Right to Reclaim Cash	$ 0.0
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	0.2	$ 0.0
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Noncurrent	1.7	0.0
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(0.2)	0.0
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	9.0	18.5
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Noncurrent	2.3	5.2
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(4.6)	(1.8)
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, noncurrent	(0.5)	(0.1)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	0.0	0.1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(0.1)	0.0
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, current	26.2	28.5
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Noncurrent	8.3	10.1
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, current	(0.3)	0.0
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, noncurrent	$ 0.0	$ (0.5)